Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (5.9%)
	Dow Inc.	67,476	3,978
	Freeport-McMoRan Inc.	56,497	2,653
	Newmont Corp.	35,071	2,322
	LyondellBasell Industries NV Class A	19,768	1,922
*	Cleveland-Cliffs Inc.	73,487	1,643
	Mosaic Co.	29,542	1,549
	Nucor Corp.	10,757	1,416
	UFP Industries Inc.	13,273	1,138
	Olin Corp.	19,572	1,008
	Reliance Steel & Aluminum Co.	5,150	983
	GrafTech International Ltd.	97,456	982
	CF Industries Holdings Inc.	10,684	867
	Westlake Corp.	7,541	832
	Steel Dynamics Inc.	9,228	651
	Timken Co.	9,906	649
*	Intrepid Potash Inc.	11,326	644
	Huntsman Corp.	15,414	623
	Koppers Holdings Inc.	19,694	564
*	TimkenSteel Corp.	31,162	562
	AdvanSix Inc.	12,610	505
	Ashland Global Holdings Inc.	4,423	408
	Tronox Holdings plc Class A	19,479	395
	Commercial Metals Co.	10,158	392
	Boise Cascade Co.	4,859	388
	Chemours Co.	13,997	386
*	Clearwater Paper Corp.	13,227	381
	Glatfelter Corp.	26,009	357
	International Paper Co.	8,135	354
*	Univar Solutions Inc.	10,792	331
	Eastman Chemical Co.	2,682	318
	FutureFuel Corp.	38,812	286
	Trinseo plc	5,019	261
	Schnitzer Steel Industries Inc. Class A	5,189	253
*	Alto Ingredients Inc.	38,338	224
*	Coeur Mining Inc.	50,161	216
	Element Solutions Inc.	7,604	187
	Schweitzer-Mauduit International Inc.	5,844	183
	Cabot Corp.	2,166	159
*	Gatos Silver Inc.	42,335	143
	Minerals Technologies Inc.	2,014	141
	Olympic Steel Inc.	4,803	129
	Orion Engineered Carbons SA	7,018	109

		Shares	Market Value ($000)
	Celanese Corp. Class A	761	106
			31,598
Consumer Discretionary (18.8%)
*	General Motors Co.	103,526	4,837
	Ford Motor Co.	219,388	3,852
	Nexstar Media Group Inc. Class A	10,678	1,976
	eBay Inc.	35,286	1,926
	Lithia Motors Inc. Class A	5,594	1,907
*	Tri Pointe Homes Inc.	66,621	1,490
	Kohl's Corp.	26,365	1,466
	Foot Locker Inc.	45,420	1,436
*	Brinker International Inc.	33,096	1,408
*	Goodyear Tire & Rubber Co.	87,644	1,358
	Target Corp.	6,733	1,345
	Paramount Global Class B	43,841	1,342
	Qurate Retail Inc. Series A	243,237	1,340
*	AutoZone Inc.	718	1,338
*	Taylor Morrison Home Corp. Class A	44,633	1,317
	Macy's Inc.	47,058	1,220
*	Discovery Inc. Class A	42,725	1,198
	Fox Corp. Class B	31,051	1,188
	Travel + Leisure Co.	21,093	1,182
*	Perdoceo Education Corp.	112,494	1,178
	Penske Automotive Group Inc.	11,955	1,175
*	Avis Budget Group Inc.	6,399	1,174
	PVH Corp.	11,971	1,172
	Whirlpool Corp.	5,784	1,164
*	Capri Holdings Ltd.	16,450	1,114
	Thor Industries Inc.	12,046	1,090
	PulteGroup Inc.	21,093	1,047
	BorgWarner Inc. (XNYS)	24,776	1,016
	Lennar Corp. Class A	11,245	1,011
*	Meritage Homes Corp.	10,080	994
	Omnicom Group Inc.	11,673	979
	Century Communities Inc.	15,207	969
	Dine Brands Global Inc.	11,218	941
	Gap Inc.	64,630	940
	AMERCO	1,597	922
	Nielsen Holdings plc	50,158	874
*	WW International Inc.	85,235	869
	American Eagle Outfitters Inc.	41,103	866
	Boyd Gaming Corp.	12,077	857
	Dick's Sporting Goods Inc.	8,140	855
	Walmart Inc.	6,274	848
*	G-III Apparel Group Ltd.	29,594	821
	Bath & Body Works Inc.	15,128	807
*	Sleep Number Corp.	11,912	783
*	Cars.com Inc.	47,678	771
	Tapestry Inc.	18,773	768
	Newell Brands Inc.	31,967	759
*	MarineMax Inc.	15,932	729
	Lear Corp.	4,563	718
*	AMC Networks Inc. Class A	17,254	715
*	AutoNation Inc.	6,153	705
*	JetBlue Airways Corp.	45,877	701
*	Genesco Inc.	10,565	678
*	Lazydays Holdings Inc.	37,197	678
	Group 1 Automotive Inc.	3,682	670

		Shares	Market Value ($000)
	Best Buy Co. Inc.	6,870	664
*	Playtika Holding Corp.	31,727	654
*	ODP Corp.	14,818	652
*	EW Scripps Co. Class A	29,128	648
*	Container Store Group Inc.	73,326	647
	Winnebago Industries Inc.	10,072	645
	Sinclair Broadcast Group Inc. Class A	21,269	638
	Sonic Automotive Inc. Class A	11,722	630
	Toll Brothers Inc.	11,497	624
*	Conn's Inc.	33,620	617
*	TravelCenters of America Inc.	14,613	617
	Rush Enterprises Inc. Class A	11,842	615
	Fox Corp. Class A	14,110	590
*	Malibu Boats Inc. Class A	8,144	567
	Gray Television Inc.	22,653	531
*	Adtalem Global Education Inc.	25,401	528
*	Zumiez Inc.	11,756	523
	LKQ Corp.	10,973	515
	Dana Inc.	27,625	514
*	Asbury Automotive Group Inc.	2,643	513
	Ethan Allen Interiors Inc.	19,449	507
*	Urban Outfitters Inc.	18,233	502
*	Audacy Inc. Class A	161,123	499
*	Citi Trends Inc.	13,008	485
	Haverty Furniture Cos. Inc.	17,033	484
	Standard Motor Products Inc.	10,986	480
	Signet Jewelers Ltd.	6,633	468
*	Lands' End Inc.	27,130	460
	Hibbett Inc.	9,992	450
*	Skechers USA Inc. Class A	9,708	446
	Graham Holdings Co. Class B	717	431
	Big 5 Sporting Goods Corp.	25,550	423
	Movado Group Inc.	10,719	423
*	Discovery Inc. Class C	14,849	415
	Scholastic Corp.	9,809	413
	La-Z-Boy Inc.	14,037	410
*	Abercrombie & Fitch Co. Class A	10,637	405
*	M/I Homes Inc.	8,087	399
	Guess? Inc.	17,589	385
*	GoPro Inc. Class A	44,484	383
*	Designer Brands Inc. Class A	29,241	382
	KB Home	9,869	381
	MDC Holdings Inc.	8,578	380
*	Kirkland's Inc.	27,317	378
*	KAR Auction Services Inc.	20,132	372
*	Universal Electronics Inc.	11,208	372
*	American Axle & Manufacturing Holdings Inc.	39,577	366
*	Knowles Corp.	16,189	353
	Ralph Lauren Corp. Class A	2,629	347
*	Dollar Tree Inc.	2,436	346
*	Gannett Co. Inc.	69,417	344
*	Copa Holdings SA Class A	4,039	343
*	Beazer Homes USA Inc.	20,683	339
*	Grand Canyon Education Inc.	3,840	333
	OneWater Marine Inc. Class A	6,544	332
	Shoe Carnival Inc.	11,245	328
	Wolverine World Wide Inc.	13,835	319
	Murphy USA Inc.	1,710	309

		Shares	Market Value ($000)
	Rent-A-Center Inc.	10,698	304
*	VOXX International Corp. Class A	28,188	302
	Aaron's Co. Inc.	14,214	298
*	Funko Inc. Class A	16,815	294
	Interpublic Group of Cos. Inc.	7,980	294
*	Vera Bradley Inc.	38,509	291
	Hanesbrands Inc.	18,751	290
*	LGI Homes Inc.	2,283	288
	Caleres Inc.	13,819	287
*	Mesa Air Group Inc.	64,832	282
	Lennar Corp. Class B	3,651	276
	Tilly's Inc. Class A	21,300	270
*	Academy Sports & Outdoors Inc.	8,079	262
	Cato Corp. Class A	14,713	259
*	Selectquote Inc.	75,033	233
*	Bally's Corp.	6,308	227
	DR Horton Inc.	2,492	213
	Carter's Inc.	2,174	210
	Buckle Inc.	5,760	207
	Dillard's Inc. Class A	819	205
	Paramount Global Class A	5,868	200
	Jack in the Box Inc.	2,281	197
	International Game Technology plc	6,042	185
*	Alaska Air Group Inc.	3,115	175
*	Green Brick Partners Inc.	7,516	174
*	Fossil Group Inc.	12,390	168
	HNI Corp.	4,100	167
	Interface Inc. Class A	11,505	150
*	NVR Inc.	30	149
	Matthews International Corp. Class A	4,457	148
	Harley-Davidson Inc.	3,531	146
*	Stride Inc.	4,311	145
*	iHeartMedia Inc. Class A	6,462	139
*	Central Garden & Pet Co. Class A	3,118	137
*	Tupperware Brands Corp.	6,930	126
*	Callaway Golf Co.	5,004	124
*	Victoria's Secret & Co.	2,261	121
*	Chico's FAS Inc.	25,437	120
*	Fluent Inc.	83,543	119
	MillerKnoll Inc.	2,878	112
*	Party City Holdco Inc.	25,711	111
*	PROG Holdings Inc.	3,153	97
*	SkyWest Inc.	3,349	94
*	Lakeland Industries Inc.	2,972	57
			101,261
Consumer Staples (5.5%)
	CVS Health Corp.	41,334	4,284
	Altria Group Inc.	66,384	3,405
	McKesson Corp.	6,429	1,768
	Molson Coors Beverage Co. Class B	30,884	1,612
	Philip Morris International Inc.	13,469	1,361
	Tyson Foods Inc. Class A	13,784	1,277
	Archer-Daniels-Midland Co.	14,627	1,147
*	Herbalife Nutrition Ltd.	31,552	1,123
	SpartanNash Co.	37,337	1,051
	Walgreens Boots Alliance Inc.	22,042	1,016
	Kroger Co.	21,189	992
	ACCO Brands Corp.	113,022	972

		Shares	Market Value ($000)
	Kraft Heinz Co.	20,387	800
	J M Smucker Co.	5,746	774
	Universal Corp.	13,602	736
	Ingredion Inc.	7,259	644
	Weis Markets Inc.	10,325	637
	Ingles Markets Inc. Class A	6,653	547
	Edgewell Personal Care Co.	14,809	528
	Vector Group Ltd.	45,142	506
	Seaboard Corp.	128	494
	Conagra Brands Inc.	13,104	458
*	United Natural Foods Inc.	9,917	399
	Andersons Inc.	6,769	309
*	Darling Ingredients Inc.	4,214	305
*	Pilgrim's Pride Corp.	12,939	305
*,1	BellRing Brands Inc. Class A	11,578	296
	Corteva Inc.	5,370	279
	Keurig Dr Pepper Inc.	6,255	242
*	US Foods Holding Corp	5,896	230
	Fresh Del Monte Produce Inc.	8,485	220
*	Hostess Brands Inc. Class A	10,151	219
	Nu Skin Enterprises Inc. Class A	4,669	217
*,1	Rite Aid Corp.	21,922	201
*	Sprouts Farmers Market Inc.	5,036	143
			29,497
Energy (11.2%)
	Exxon Mobil Corp.	49,912	3,914
	EOG Resources Inc.	31,509	3,621
	Chevron Corp.	23,951	3,449
	ConocoPhillips	35,892	3,405
	Schlumberger NV	66,635	2,615
	APA Corp.	54,843	1,954
	Diamondback Energy Inc.	10,798	1,491
*	CONSOL Energy Inc.	42,260	1,299
	Kinder Morgan Inc.	74,348	1,294
	Ovintiv Inc. (XNYS)	27,771	1,273
	Marathon Oil Corp.	52,496	1,184
	SM Energy Co.	32,178	1,143
*	PBF Energy Inc. Class A	68,501	1,138
	Phillips 66	13,379	1,127
	Archrock Inc.	127,080	1,061
	EQT Corp.	45,496	1,053
	PDC Energy Inc.	15,512	1,001
*	Antero Resources Corp.	40,572	930
*	Talos Energy Inc.	59,054	928
*	Range Resources Corp.	40,305	925
	Whiting Petroleum Corp.	12,454	920
	Devon Energy Corp.	14,928	889
*	Helix Energy Solutions Group Inc.	208,901	846
	HollyFrontier Corp.	25,760	784
*	Centennial Resource Development Inc. Class A	88,303	775
*	Golar LNG Ltd.	44,227	769
	Murphy Oil Corp.	22,041	764
	Coterra Energy Inc.	32,689	763
*	Peabody Energy Corp.	43,351	752
	Pioneer Natural Resources Co.	3,028	725
*	Newpark Resources Inc.	190,267	717
*	Comstock Resources Inc.	86,213	716
*	W&T Offshore Inc.	147,162	715

		Shares	Market Value ($000)
*	Kosmos Energy Ltd.	145,667	708
	Continental Resources Inc.	11,812	655
	Warrior Met Coal Inc.	19,582	617
	Berry Corp.	61,490	615
	Valero Energy Corp.	7,324	612
	Halliburton Co.	18,047	605
	SunCoke Energy Inc.	75,711	600
	Civitas Resources Inc.	11,807	596
	Northern Oil and Gas Inc.	22,902	574
*	Laredo Petroleum Inc.	7,117	545
	Equitrans Midstream Corp.	82,188	527
*	CNX Resources Corp.	32,127	525
*	Bristow Group Inc.	15,277	506
	Arch Resources Inc.	4,125	492
	World Fuel Services Corp.	17,186	487
*	Callon Petroleum Co.	8,242	464
*	Nabors Industries Ltd. (XNYS)	3,669	461
	Matador Resources Co.	9,089	451
	Kinetik Holdings Inc.	6,523	443
	Occidental Petroleum Corp.	10,052	440
	Williams Cos. Inc.	13,263	415
	ONEOK Inc.	6,028	394
	Cheniere Energy Inc.	2,791	371
	Targa Resources Corp.	5,181	339
	Antero Midstream Corp.	33,533	337
*	National Energy Services Reunited Corp.	37,608	335
*	Renewable Energy Group Inc.	5,097	313
	Magnolia Oil & Gas Corp. Class A	13,388	299
	Baker Hughes Co. Class A	9,982	293
*	Centrus Energy Corp. Class A	6,363	288
*	Southwestern Energy Co.	45,608	228
	Brigham Minerals Inc. Class A	7,434	169
*	Earthstone Energy Inc. Class A	12,211	159
*	MRC Global Inc.	14,719	149
	Arcosa Inc.	2,472	130
*	First Solar Inc.	1,629	123
*	Oil States International Inc.	17,548	92
			60,297
Financials (20.2%)
	Citigroup Inc.	60,544	3,586
	American International Group Inc.	45,258	2,772
	Truist Financial Corp.	41,461	2,580
	Prudential Financial Inc.	22,789	2,545
	MetLife Inc.	34,070	2,301
	Wells Fargo & Co.	42,042	2,244
	Chubb Ltd.	10,744	2,188
	Bank of New York Mellon Corp.	35,689	1,897
	Goldman Sachs Group Inc.	5,431	1,854
	Morgan Stanley	19,663	1,784
	Bank of America Corp.	36,089	1,595
	US Bancorp	27,271	1,542
	Hope Bancorp Inc.	85,805	1,455
	PNC Financial Services Group Inc.	6,843	1,363
	CNA Financial Corp.	29,743	1,359
	Allstate Corp.	10,636	1,301
	Citizens Financial Group Inc.	24,335	1,276
	Regions Financial Corp.	52,670	1,274
	JPMorgan Chase & Co.	8,857	1,256

		Shares	Market Value ($000)
	Unum Group	44,604	1,245
	Zions Bancorp NA	17,396	1,233
*	Berkshire Hathaway Inc. Class B	3,813	1,226
	Reinsurance Group of America Inc.	9,938	1,102
	Radian Group Inc.	46,015	1,100
	Axis Capital Holdings Ltd.	20,136	1,100
	FNB Corp.	81,095	1,089
	KeyCorp	41,493	1,040
	Northwest Bancshares Inc.	68,267	961
	Travelers Cos. Inc.	5,590	961
	MGIC Investment Corp.	59,031	896
	Heartland Financial USA Inc.	17,770	882
	BlackRock Inc.	1,145	852
	Equitable Holdings Inc.	25,741	841
	Aflac Inc.	13,668	835
	Everest Re Group Ltd.	2,733	815
	Popular Inc.	8,740	803
*	Enstar Group Ltd.	2,779	792
	Lincoln National Corp.	11,730	791
	American Equity Investment Life Holding Co.	20,897	788
*	Customers Bancorp Inc.	12,661	779
	New York Community Bancorp Inc.	66,968	773
	Janus Henderson Group plc	22,239	747
	OFG Bancorp	25,818	728
	James River Group Holdings Ltd.	27,375	728
	Atlantic Union Bankshares Corp.	17,824	724
*	Mr Cooper Group Inc.	14,153	719
	Globe Life Inc.	7,005	707
	Ally Financial Inc.	13,858	692
	First American Financial Corp.	10,258	688
	Principal Financial Group Inc.	9,678	684
	Raymond James Financial Inc.	6,098	669
	Jefferies Financial Group Inc.	18,658	663
	Essent Group Ltd.	14,894	658
	RenaissanceRe Holdings Ltd.	4,299	648
	Fidelity National Financial Inc.	13,042	621
	Pacific Premier Bancorp Inc.	16,004	620
	Columbia Banking System Inc.	16,825	616
	Associated Banc-Corp.	25,089	612
*	SiriusPoint Ltd.	81,569	603
	Comerica Inc.	6,204	592
	Voya Financial Inc.	8,514	573
*	Encore Capital Group Inc.	8,659	571
	PacWest Bancorp	11,134	550
	Valley National Bancorp	39,009	545
	Invesco Ltd.	25,166	535
	Old National Bancorp	29,037	531
	Hanmi Financial Corp.	20,110	525
*	Brighthouse Financial Inc.	9,971	521
	CNO Financial Group Inc.	21,463	519
	Hancock Whitney Corp.	9,251	515
	Prosperity Bancshares Inc.	6,902	514
	M&T Bank Corp.	2,785	507
	Bank OZK	10,626	500
*	Arch Capital Group Ltd.	10,485	494
	Lakeland Bancorp Inc.	27,152	490
	First Merchants Corp.	11,186	489
	Heritage Financial Corp.	18,192	477

		Shares	Market Value ($000)
	Affiliated Managers Group Inc.	3,376	467
	BankUnited Inc.	10,483	463
	BOK Financial Corp.	4,392	451
	OneMain Holdings Inc.	8,739	446
	Banner Corp.	7,226	445
	Charles Schwab Corp.	5,181	438
	Franklin Resources Inc.	14,604	434
*	NMI Holdings Inc. Class A	18,098	419
*	Genworth Financial Inc. Class A	101,731	413
	SouthState Corp.	4,563	411
	Old Republic International Corp.	15,440	407
*	Credit Acceptance Corp.	737	405
	Home BancShares Inc.	17,311	405
	Navient Corp.	23,027	405
	Nelnet Inc. Class A	4,967	400
	First Busey Corp.	14,396	395
	Stifel Financial Corp.	5,341	393
	Universal Insurance Holdings Inc.	33,987	393
	WesBanco Inc.	10,557	386
*	Alleghany Corp.	577	382
	ConnectOne Bancorp Inc.	11,202	370
	PennyMac Financial Services Inc.	6,359	367
	SLM Corp.	18,652	367
	Western Alliance Bancorp	3,908	366
	Ameriprise Financial Inc.	1,204	361
	State Street Corp.	4,202	359
	Hartford Financial Services Group Inc.	4,917	342
	Provident Financial Services Inc.	13,938	331
	S&T Bancorp Inc.	10,644	331
	Signature Bank	951	328
	First Commonwealth Financial Corp.	20,220	327
*	Bancorp Inc.	10,722	314
	NBT Bancorp Inc.	8,165	313
*	Texas Capital Bancshares Inc.	4,662	310
	Assurant Inc.	1,823	309
	Eagle Bancorp Inc.	5,109	306
	Discover Financial Services	2,452	303
	Park National Corp.	2,231	299
	Fifth Third Bancorp	6,235	298
*	Nicolet Bankshares Inc.	3,118	297
*	Enova International Inc.	7,228	295
	Hilltop Holdings Inc.	9,544	295
	Flushing Financial Corp.	12,489	293
	HarborOne Bancorp Inc.	19,664	291
	OceanFirst Financial Corp.	12,987	291
	First BanCorp. (XNYS)	20,532	290
	Stewart Information Services Corp.	4,191	284
	Pinnacle Financial Partners Inc.	2,696	273
	Horace Mann Educators Corp.	6,499	270
	UMB Financial Corp.	2,655	270
	Enterprise Financial Services Corp.	5,391	267
	Progressive Corp.	2,500	265
	Northern Trust Corp.	2,311	263
	Cowen Inc. Class A	8,829	262
	Primerica Inc.	2,007	261
	Wintrust Financial Corp.	2,625	261
	Cullen/Frost Bankers Inc.	1,843	259
*	PRA Group Inc.	5,720	255

		Shares	Market Value ($000)
	American Financial Group Inc.	1,875	254
	Synovus Financial Corp.	4,821	254
	East West Bancorp Inc.	2,877	252
	First Financial Bancorp	10,200	251
	1st Source Corp.	5,207	251
	Renasant Corp.	6,796	248
	Sandy Spring Bancorp Inc.	5,014	236
	Southside Bancshares Inc.	5,673	236
	Webster Financial Corp.	3,916	236
	Assured Guaranty Ltd.	3,734	231
	Berkshire Hills Bancorp Inc.	7,353	229
	First Bancorp (XNGS)	5,032	226
*	Markel Corp.	181	225
	Selective Insurance Group Inc.	2,681	223
	Mercury General Corp.	4,039	222
	Employers Holdings Inc.	5,551	216
	Independent Bank Group Inc.	2,727	210
	Intercontinental Exchange Inc.	1,603	205
*	StoneX Group Inc.	2,694	203
	Fulton Financial Corp.	10,636	192
	HomeStreet Inc.	3,708	191
	Central Pacific Financial Corp.	6,349	185
	Meta Financial Group Inc.	3,332	185
	Washington Trust Bancorp Inc.	3,400	185
	Ameris Bancorp	3,651	181
	Univest Financial Corp.	6,218	180
	Dime Community Bancshares Inc.	5,247	178
	Towne Bank	5,669	177
	Northfield Bancorp Inc.	11,174	175
	Banc of California Inc.	8,854	174
	Brookline Bancorp Inc.	9,977	171
	Cathay General Bancorp	3,566	168
*	Triumph Bancorp Inc.	1,665	167
	Premier Financial Corp.	5,297	162
	Washington Federal Inc.	4,434	158
	Preferred Bank	1,933	152
	Hanover Insurance Group Inc.	1,077	150
	Veritex Holdings Inc.	3,682	150
	Argo Group International Holdings Ltd.	3,558	150
	Virtus Investment Partners Inc.	616	148
	Simmons First National Corp. Class A	5,049	144
	Walker & Dunlop Inc.	1,040	144
*	World Acceptance Corp.	734	144
	Federal Agricultural Mortgage Corp. Class C	1,151	142
	TrustCo Bank Corp. NY	4,067	139
	Trustmark Corp.	4,336	137
	WSFS Financial Corp.	2,664	135
*	LendingClub Corp.	7,224	134
	Huntington Bancshares Inc.	8,337	129
	TriCo Bancshares	2,948	128
	Bank of NT Butterfield & Son Ltd.	3,219	124
	Kearny Financial Corp.	8,738	115
*	SVB Financial Group	189	115
	T Rowe Price Group Inc.	788	114
	Cadence Bank	3,588	113
	Safety Insurance Group Inc.	1,338	112
	First Foundation Inc.	4,100	109
	Heritage Commerce Corp.	9,104	108

		Shares	Market Value ($000)
	CVB Financial Corp.	4,495	106
	First Hawaiian Inc.	3,658	106
			109,037
Health Care (9.5%)
	Bristol-Myers Squibb Co.	75,711	5,199
	HCA Healthcare Inc.	17,020	4,260
	Gilead Sciences Inc.	60,457	3,652
	Cigna Corp.	14,305	3,401
	Pfizer Inc.	62,024	2,911
*	Biogen Inc.	13,395	2,826
	Anthem Inc.	6,098	2,755
*	Regeneron Pharmaceuticals Inc.	4,098	2,534
*	Centene Corp.	19,978	1,651
	Merck & Co. Inc.	21,131	1,618
	Medtronic plc	14,732	1,547
*	Jazz Pharmaceuticals plc	10,242	1,407
	AbbVie Inc.	9,460	1,398
	Johnson & Johnson	7,868	1,295
*	Endo International plc	322,413	1,003
*	Fulgent Genetics Inc.	12,938	806
*	Innoviva Inc.	41,349	794
*	Emergent BioSolutions Inc.	19,034	788
*	AdaptHealth Corp. Class A	41,338	721
*	Community Health Systems Inc.	66,843	703
	Encompass Health Corp.	9,006	595
	Quest Diagnostics Inc.	4,435	582
*	Prestige Consumer Healthcare Inc.	9,420	561
	Royalty Pharma plc Class A	12,979	510
	Amgen Inc.	2,162	490
	PerkinElmer Inc.	2,704	486
*	Tenet Healthcare Corp.	5,334	459
*	Collegium Pharmaceutical Inc.	23,409	456
*	Sage Therapeutics Inc.	12,129	441
*	United Therapeutics Corp.	2,571	427
*	iTeos Therapeutics Inc.	11,690	422
*	Hologic Inc.	5,682	404
*	Catalyst Pharmaceuticals Inc.	49,526	386
*	Laboratory Corp. of America Holdings	1,353	367
	Zimmer Biomet Holdings Inc.	2,437	310
	Premier Inc. Class A	8,518	306
	Select Medical Holdings Corp.	12,828	297
*	Amneal Pharmaceuticals Inc.	65,400	296
*	Computer Programs and Systems Inc.	9,022	278
	Universal Health Services Inc. Class B	1,895	273
	National HealthCare Corp.	3,749	244
	Perrigo Co. plc	5,669	201
	Viatris Inc.	18,273	201
*	Eagle Pharmaceuticals Inc.	3,869	183
*	Acadia Healthcare Co. Inc.	3,085	175
*	DaVita Inc.	1,274	144
	Owens & Minor Inc.	3,203	141
*	ANI Pharmaceuticals Inc.	3,043	114
*	Multiplan Corp.	27,453	103
*	Ovid therapeutics Inc.	19,466	66
			51,187
Industrials (15.2%)
	Fidelity National Information Services Inc.	30,964	2,949

		Shares	Market Value ($000)
	FedEx Corp.	12,806	2,846
	Capital One Financial Corp.	18,108	2,775
*	Fiserv Inc.	23,524	2,298
	General Dynamics Corp.	9,353	2,193
*	Atlas Air Worldwide Holdings Inc.	26,110	2,046
	Ryder System Inc.	24,401	1,924
	Northrop Grumman Corp.	4,162	1,840
	Global Payments Inc.	13,776	1,837
	L3Harris Technologies Inc.	6,919	1,746
	Westrock Co.	37,839	1,713
	3M Co.	8,997	1,337
	Air Lease Corp. Class A	31,243	1,305
	Alliance Data Systems Corp.	19,235	1,297
	Knight-Swift Transportation Holdings Inc.	21,275	1,159
	Owens Corning	11,969	1,115
	Lockheed Martin Corp.	2,527	1,096
*	Conduent Inc.	221,388	1,078
	ManpowerGroup Inc.	10,013	1,064
	Triton International Ltd.	15,225	1,000
*	Builders FirstSource Inc.	13,276	988
*	BlueLinx Holdings Inc.	9,912	886
	Caterpillar Inc.	4,706	883
*	Mohawk Industries Inc.	6,082	856
	Costamare Inc.	62,827	848
	Louisiana-Pacific Corp.	11,741	845
	SFL Corp. Ltd.	81,601	812
	Scorpio Tankers Inc.	46,523	809
	Allison Transmission Holdings Inc.	19,191	767
	Huntington Ingalls Industries Inc.	3,735	763
	Graphic Packaging Holding Co.	36,435	750
*	Berry Global Group Inc.	12,166	738
	Deere & Co.	2,046	737
	Johnson Controls International plc	11,074	719
*	WESCO International Inc.	5,807	707
*	Resideo Technologies Inc.	27,282	702
	Kaman Corp.	15,925	691
	Brunswick Corp.	7,186	686
	Genco Shipping & Trading Ltd.	33,727	650
	ArcBest Corp.	6,984	647
*	CoreCivic Inc.	69,503	633
	Textainer Group Holdings Ltd.	17,459	620
	International Seaways Inc.	33,812	618
*	Sterling Construction Co. Inc.	20,683	611
*	Air Transport Services Group Inc.	18,705	589
*	Veritiv Corp.	5,423	581
	Raytheon Technologies Corp.	5,658	581
	Greif Inc. Class A	9,949	572
	ADT Inc.	77,638	568
	Sonoco Products Co.	9,597	564
	Dorian LPG Ltd.	38,557	531
	Herc Holdings Inc.	3,307	526
	Cummins Inc.	2,562	523
*	GMS Inc.	9,383	509
	Norfolk Southern Corp.	1,965	504
*	BrightView Holdings Inc.	36,678	496
	Acuity Brands Inc.	2,648	483
	Deluxe Corp.	15,177	472
	nVent Electric plc	13,851	470

		Shares	Market Value ($000)
	REV Group Inc.	33,924	459
	Kelly Services Inc. Class A	21,465	456
	Synchrony Financial	10,568	452
	Altra Industrial Motion Corp.	10,525	447
	Hillenbrand Inc.	9,314	444
*	United Rentals Inc.	1,380	444
*	Safe Bulkers Inc.	105,614	442
*	Titan Machinery Inc.	14,838	420
	PACCAR Inc.	4,525	415
	Covenant Logistics Group Inc. Class A	18,272	411
*	Paysafe Ltd.	128,921	411
	AGCO Corp.	3,285	395
*	Teekay Corp.	115,515	389
	Frontline Ltd.	39,480	372
	Quanta Services Inc.	3,389	369
	Amcor plc	31,234	363
	Trinity Industries Inc.	12,232	353
*	Kirby Corp.	5,254	342
*	Gates Industrial Corp. plc	21,444	340
	Wabash National Corp.	18,907	322
	Encore Wire Corp.	2,753	321
	Eagle Bulk Shipping Inc.	6,011	317
	Crane Co.	3,113	315
	Primoris Services Corp.	11,732	309
	Marten Transport Ltd.	17,832	308
	Curtiss-Wright Corp.	2,077	306
*	Tutor Perini Corp.	30,983	304
*	DXP Enterprises Inc.	10,544	303
	Matson Inc.	2,690	298
	Textron Inc.	4,058	297
*	Vectrus Inc.	6,488	297
*	Manitowoc Co. Inc.	17,735	293
	DuPont de Nemours Inc.	3,640	282
	Western Union Co.	15,537	282
*	TrueBlue Inc.	10,271	279
	Flowserve Corp.	9,154	278
	Silgan Holdings Inc.	6,582	276
	Kennametal Inc.	8,386	266
*	AAR Corp.	5,740	258
*	MYR Group Inc.	2,804	252
*	O-I Glass Inc.	19,642	251
	Schneider National Inc. Class B	9,310	243
	Resources Connection Inc.	13,910	231
*	Beacon Roofing Supply Inc.	3,832	229
	Quanex Building Products Corp.	9,987	228
	Oshkosh Corp.	2,039	226
	Snap-on Inc.	1,054	222
	EMCOR Group Inc.	1,904	220
*	Cornerstone Building Brands Inc.	9,904	219
*	US Xpress Enterprises Inc. Class A	47,602	216
	Kronos Worldwide Inc.	13,885	205
	American Express Co.	1,036	202
	Westinghouse Air Brake Technologies Corp.	2,177	202
*	FTI Consulting Inc.	1,341	196
*	Ducommun Inc.	3,824	193
	Regal Rexnord Corp.	1,175	188
*	MasTec Inc.	2,332	184
*	Colfax Corp.	4,551	183

		Shares	Market Value ($000)
*	Advantage Solutions Inc.	23,136	182
	Apogee Enterprises Inc.	3,977	179
*	Hub Group Inc. Class A	2,098	177
	GATX Corp.	1,634	174
*	American Woodmark Corp.	3,174	170
	Moog Inc. Class A	1,987	165
*	Modine Manufacturing Co.	16,062	162
	HB Fuller Co.	2,303	157
*	API Group Corp.	6,847	148
*	Fluor Corp.	6,752	146
	ABM Industries Inc.	3,260	146
	Patrick Industries Inc.	2,025	145
*	Summit Materials Inc. Class A	4,404	138
*	Donnelley Financial Solutions Inc.	4,219	135
	Griffon Corp.	5,671	131
	Greenbrier Cos. Inc.	2,866	127
	Werner Enterprises Inc.	2,929	127
	DHT Holdings Inc.	20,050	126
*	Thermon Group Holdings Inc.	6,989	120
	Sealed Air Corp.	1,772	119
	Packaging Corp. of America	804	118
	Terex Corp.	2,846	118
*	Great Lakes Dredge & Dock Corp.	8,166	115
	AECOM	1,562	114
	Heidrick & Struggles International Inc.	2,665	114
*	Green Dot Corp. Class A	3,859	111
	Insteel Industries Inc.	2,953	110
	Barnes Group Inc.	2,281	106
*	Ardmore Shipping Corp.	8,606	38
			82,196
Real Estate (0.4%)
	GEO Group Inc.	132,651	791
*	Realogy Holdings Corp.	25,000	454
	Newmark Group Inc. Class A	22,446	397
*	Jones Lang LaSalle Inc.	1,338	329
	EPR Properties	2,983	149
	VICI Properties Inc.	4,859	136
	Brixmor Property Group Inc.	4,705	118
	RE/MAX Holdings Inc. Class A	3,496	104
			2,478
Technology (8.3%)
	Micron Technology Inc.	50,962	4,528
	Intel Corp.	77,824	3,712
	International Business Machines Corp.	23,091	2,829
	Hewlett Packard Enterprise Co.	157,168	2,502
	HP Inc.	60,917	2,093
*	Arrow Electronics Inc.	11,386	1,388
*,1	Cleanspark Inc.	116,678	1,237
*	Qorvo Inc.	8,225	1,125
	Amkor Technology Inc.	45,451	1,030
	Vishay Intertechnology Inc.	53,161	1,020
	Jabil Inc.	16,290	942
*	Meta Platforms Inc. Class A	4,346	917
	Cognizant Technology Solutions Corp. Class A	10,096	870
*	II-VI Inc.	12,317	855
	Xperi Holding Corp.	49,244	853
*	Photronics Inc.	46,147	850

		Shares	Market Value ($000)
*	DXC Technology Co.	24,899	847
*	Alpha & Omega Semiconductor Ltd.	15,501	833
*	CACI International Inc. Class A	2,852	798
	Dell Technologies Inc. Class C	14,814	755
*	NCR Corp.	18,582	753
*	Ultra Clean Holdings Inc.	15,917	729
	Science Applications International Corp.	8,245	723
	Microchip Technology Inc.	10,057	707
*	Cohu Inc.	21,605	674
	TD SYNNEX Corp.	6,364	648
*	Dropbox Inc. Class A	27,326	620
*	TTM Technologies Inc.	48,776	613
	Broadcom Inc.	997	586
*	ScanSource Inc.	18,253	576
*	Upland Software Inc.	30,473	575
*	Diebold Nixdorf Inc.	65,829	573
	Amdocs Ltd.	7,259	571
	Ebix Inc.	18,702	552
	SolarWinds Corp.	36,672	497
*	Rackspace Technology Inc.	40,303	449
	Concentrix Corp.	1,954	391
	Xerox Holdings Corp.	19,476	384
	Leidos Holdings Inc.	3,748	382
*	Kimball Electronics Inc.	19,411	335
	NortonLifeLock Inc.	10,341	300
*	Western Digital Corp.	5,782	294
*	NetScout Systems Inc.	8,734	272
	Methode Electronics Inc.	5,316	243
	Avnet Inc.	5,605	236
*	Ziff Davis Inc.	2,281	229
	Oracle Corp.	2,817	214
*	Ichor Holdings Ltd.	5,988	211
	NXP Semiconductors NV	1,086	206
*	Sanmina Corp.	5,062	201
	VMware Inc. Class A	1,644	193
	Applied Materials Inc.	1,327	178
*	Allscripts Healthcare Solutions Inc.	7,977	155
*	SMART Global Holdings Inc.	5,274	145
	Kulicke & Soffa Industries Inc.	2,253	118
	Benchmark Electronics Inc.	4,311	113
	Corning Inc.	2,576	104
*	Rimini Street Inc.	23,018	104
			44,838
Telecommunications (4.4%)
	AT&T Inc.	324,479	7,687
	Verizon Communications Inc.	64,191	3,445
	Comcast Corp. Class A	66,608	3,115
	Lumen Technologies Inc.	197,013	2,041
*	Altice USA Inc. Class A	140,695	1,626
*	DISH Network Corp. Class A	41,837	1,337
	Cisco Systems Inc.	15,265	851
	Telephone and Data Systems Inc.	37,813	656
*	CommScope Holding Co. Inc.	61,423	586
*	United States Cellular Corp.	21,305	586
*	Lumentum Holdings Inc.	4,792	474
	Juniper Networks Inc.	12,154	411
*	ViaSat Inc.	6,597	301
*	Consolidated Communications Holdings Inc.	20,570	146

		Shares	Market Value ($000)
*	EchoStar Corp. Class A	4,243	103
*	Liberty Latin America Ltd. Class C	9,675	98
*	Liberty Latin America Ltd. Class A	9,454	95
			23,558
Utilities (0.2%)
	National Fuel Gas Co.	5,097	317
	Public Service Enterprise Group Inc.	3,279	213
	Exelon Corp.	3,737	159
	FirstEnergy Corp.	3,516	147
	Southern Co.	1,600	104
			940
Total Common Stocks (Cost $450,372)			536,887
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $3,526)	35,262	3,526
Total Investments (100.2%) (Cost $453,898)			540,413
Other Assets and Liabilities—Net (-0.2%)			(1,283)
Net Assets (100%)			539,130
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,264,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,205,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	7	1,529	11
Micro E-mini S&P 500 Index	March 2022	9	196	(14)
				(3)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.